Document and Entity Information	Sep. 26, 2025
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	KADANT INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11406
Entity Tax Identification Number	52-1762325
Entity Address, Address Line One	One Technology Park Drive
Entity Address, City or Town	Westford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01886
City Area Code	978
Local Phone Number	776-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	KAI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000886346
Amendment Flag	false
Document Period End Date	Sep. 26, 2025